Fair Value Measurement - Schedule of Company’s Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets:
Digital assets (Bitcoin)	$ 972
Liabilities:
Related Party Convertible Notes at fair value	4,127	2,234
Loans payable - related party	14,359
Warrant liabilities	311
Total liabilities measured at fair value	18,797	2,234
Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	287
Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	23
Level 1 [Member]
Assets:
Digital assets (Bitcoin)	972
Liabilities:
Related Party Convertible Notes at fair value
Loans payable - related party
Total liabilities measured at fair value
Level 1 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
Level 1 [Member] | Representative’s Warrants [Member]
Liabilities:
Warrant liabilities
Level 2 [Member]
Assets:
Digital assets (Bitcoin)
Liabilities:
Related Party Convertible Notes at fair value
Loans payable - related party
Total liabilities measured at fair value
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities
Level 2 [Member] | Representative’s Warrants [Member]
Liabilities:
Warrant liabilities
Level 3 [Member]
Assets:
Digital assets (Bitcoin)
Liabilities:
Related Party Convertible Notes at fair value	4,127	2,234
Loans payable - related party	14,359
Total liabilities measured at fair value	18,797	2,234
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	287
Level 3 [Member] | Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	$ 23